Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019
Significant accounting policies (Textual)
Weighted average incremental borrowing rate applied to the lease liabilities			5.50%
Lease expense	$ 100
Cash payment for operating lease liabilities	$ 200	$ 36
Property [Member]
Significant accounting policies (Textual)
Weighted average remaining lease term	8 years 8 months 12 days
Motor vehicle [Member]
Significant accounting policies (Textual)
Weighted average remaining lease term	1 year 10 months 25 days